Finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance costs
Schedule of finance costs

	2020	2019	2018
Interest income	35,305	36,874	—
Interest expense on leases	(19,042)	(22,603)	—
Interest cost	(50,460)	(105,915)	(134,307)
Foreign exchange losses	(581,128)	(84,803)	(85,866)
Finance costs	(615,325)	(176,447)	(220,173)